LEASES (Schedule of Components of Lease Costs, Lease Term and Discount Rate) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Operating lease cost:
Operating annual lease cost:	$ 3,402
Office and warehouse space [Member]
Operating lease cost:
Operating annual lease cost:	$ 2,129
Weighted Average Remaining Lease Term	5 years 1 month 6 days
Weighted Average Discount Rate	6.35%
Base stations [Member]
Operating lease cost:
Operating annual lease cost:	$ 1,206
Weighted Average Remaining Lease Term	2 years 10 months 24 days
Weighted Average Discount Rate	8.38%
Vehicle [Member]
Operating lease cost:
Operating annual lease cost:	$ 51
Weighted Average Remaining Lease Term	1 year 10 months 24 days
Weighted Average Discount Rate	10.49%
Others [Member]
Operating lease cost:
Operating annual lease cost:	$ 16
Weighted Average Remaining Lease Term	2 years
Weighted Average Discount Rate	7.33%